IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 3,577	$ 4,588
Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2,089
Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	363
Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	569
Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	556
Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
Less than 1 month [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	459	1,066
Less than 1 month [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	96
Less than 1 month [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	363
Less than 1 month [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
Less than 1 month [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
Less than 1 month [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
Later than one months and not later than three months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	159	193
Later than one months and not later than three months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	159
Later than one months and not later than three months [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
Later than one months and not later than three months [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
Later than one months and not later than three months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
Later than one months and not later than three months [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
3 - 6 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	195	341
3 - 6 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	193
3 - 6 months [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
3 - 6 months [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
3 - 6 months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2
3 - 6 months [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
6 - 9 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	192	250
6 - 9 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	191
6 - 9 months [Member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
6 - 9 months [Member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
6 - 9 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
6 - 9 months [Member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
9 - 12 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	145	220
9 - 12 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	136
9 - 12 months [Member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
9 - 12 months [Member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
9 - 12 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	9
9 - 12 months [Member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
1 - 2 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	489	597
1 - 2 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	486
1 - 2 years [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
1 - 2 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
1 - 2 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	3
1 - 2 years [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
2 - 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	755	847
2 - 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	654
2 - 5 years [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
2 - 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	87
2 - 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	14
2 - 5 years [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
Over 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,183	$ 1,074
Over 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	174
Over 5 years [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
Over 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	482
Over 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	527
Over 5 years [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 0